Computation of Basic and Diluted Net Income Attributable to Baidu, Inc. Per Share for Class A and Class B Ordinary Shares (Detail)
¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands
	12 Months Ended
	Dec. 31, 2015 USD ($) $ / shares shares	Dec. 31, 2015 CNY (¥) ¥ / shares shares	Dec. 31, 2014 CNY (¥) ¥ / shares shares	Dec. 31, 2013 CNY (¥) ¥ / shares shares
Numerator
Allocation of net income attributable to Baidu, Inc.	$ 5,146,036	¥ 33,334,993	¥ 13,144,249	¥ 10,518,858
Class A Ordinary Shares
Earnings per ADS:
Denominator used for earnings per ADS - basic	27,428,861	27,428,861	27,551,463	27,274,769
Denominator used for earnings per ADS - diluted	35,034,470	35,034,470	35,198,474	35,036,346
Earnings per ADS - basic | (per share)	$ 147.36	¥ 954.56	¥ 374.88	¥ 300.66
Earnings per ADS - diluted | (per share)	$ 146.88	¥ 951.49	¥ 373.43	¥ 300.23
Numerator
Allocation of net income attributable to Baidu, Inc.	$ 4,041,887	¥ 26,182,538	¥ 10,328,517	¥ 8,200,353
Denominator
Weighted average ordinary shares outstanding	27,428,861	27,428,861	27,551,463	27,274,769
Denominator used for earnings per share	27,428,861	27,428,861	27,551,463	27,274,769
Earnings per share - basic | (per share)	$ 147.36	¥ 954.56	¥ 374.88	¥ 300.66
Numerator
Allocation of net income attributable to Baidu, Inc. for diluted computation	$ 4,045,439	¥ 26,205,544	¥ 10,339,397	¥ 8,203,670
Reallocation of net income attributable to Baidu, Inc. as a result of conversion of Class B to Class A shares	1,100,597	7,129,449	2,804,852	2,315,188
Allocation of net income attributable to Baidu, Inc.	$ 5,146,036	¥ 33,334,993	¥ 13,144,249	¥ 10,518,858
Denominator
Weighted average ordinary shares outstanding	27,428,861	27,428,861	27,551,463	27,274,769
Conversion of Class B to Class A ordinary shares	7,492,921	7,492,921	7,511,003	7,711,459
Share-based awards	112,688	112,688	136,008	50,118
Denominator used for earnings per share	35,034,470	35,034,470	35,198,474	35,036,346
Earnings per share - diluted | (per share)	$ 146.88	¥ 951.49	¥ 373.43	¥ 300.23
Class A Ordinary Shares | American Depositary Shares
Earnings per ADS:
Denominator used for earnings per ADS - basic	274,288,610	274,288,610	275,514,630	272,747,690
Denominator used for earnings per ADS - diluted	350,344,700	350,344,700	351,984,740	350,363,460
Earnings per ADS - basic | (per share)	$ 14.74	¥ 95.46	¥ 37.49	¥ 30.07
Earnings per ADS - diluted | (per share)	$ 14.69	¥ 95.15	¥ 37.34	¥ 30.02
Denominator
Weighted average ordinary shares outstanding	274,288,610	274,288,610	275,514,630	272,747,690
Denominator used for earnings per share	274,288,610	274,288,610	275,514,630	272,747,690
Earnings per share - basic | (per share)	$ 14.74	¥ 95.46	¥ 37.49	¥ 30.07
Denominator
Weighted average ordinary shares outstanding	274,288,610	274,288,610	275,514,630	272,747,690
Denominator used for earnings per share	350,344,700	350,344,700	351,984,740	350,363,460
Earnings per share - diluted | (per share)	$ 14.69	¥ 95.15	¥ 37.34	¥ 30.02
Class B Ordinary Shares
Earnings per ADS:
Denominator used for earnings per ADS - basic	7,492,921	7,492,921	7,511,003	7,711,459
Denominator used for earnings per ADS - diluted	7,492,921	7,492,921	7,511,003	7,711,459
Earnings per ADS - basic | (per share)	$ 147.36	¥ 954.56	¥ 374.88	¥ 300.66
Earnings per ADS - diluted | (per share)	$ 146.88	¥ 951.49	¥ 373.43	¥ 300.23
Numerator
Allocation of net income attributable to Baidu, Inc.	$ 1,104,149	¥ 7,152,455	¥ 2,815,732	¥ 2,318,505
Denominator
Weighted average ordinary shares outstanding	7,492,921	7,492,921	7,511,003	7,711,459
Denominator used for earnings per share	7,492,921	7,492,921	7,511,003	7,711,459
Earnings per share - basic | (per share)	$ 147.36	¥ 954.56	¥ 374.88	¥ 300.66
Numerator
Allocation of net income attributable to Baidu, Inc. for diluted computation	$ 1,100,597	¥ 7,129,449	¥ 2,804,852	¥ 2,315,188
Allocation of net income attributable to Baidu, Inc.	$ 1,100,597	¥ 7,129,449	¥ 2,804,852	¥ 2,315,188
Denominator
Weighted average ordinary shares outstanding	7,492,921	7,492,921	7,511,003	7,711,459
Denominator used for earnings per share	7,492,921	7,492,921	7,511,003	7,711,459
Earnings per share - diluted | (per share)	$ 146.88	¥ 951.49	¥ 373.43	¥ 300.23